Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 188	$ 169
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	178	38
Related Company [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	10	131
Private Co [Member]
Disclosure of transactions between related parties [line items]
Amount due from related party	371	95
Advancement [Member]
Disclosure of transactions between related parties [line items]
Amount due from related party	$ 58	$ 24